Document And Entity Information	Jan. 29, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 29, 2026
Entity Registrant Name	Ovintiv Inc.
Entity Central Index Key	0001792580
Entity Emerging Growth Company	false
Entity File Number	001-39191
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4427672
Entity Address, Address Line One	Suite 1700, 370 17th Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	623-2300
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	OVV
Security Exchange Name	NYSE
Amendment Description